The Company and key events	6 Months Ended
Jun. 30, 2026
Company Information [Abstract]
The Company and key events	The Company and key eventsThe company
As the Group, is a global, clinical-stage biotechnology company developing immunotherapies for cancer patients. Leveraging its expertise in antibody-engineering and innovative target identification, Innate Pharma is developing innovative and differentiated next-generation antibody therapeutics.
Innate Pharma is advancing a portfolio of differentiated potential first- and/or best-in-class assets, focused on areas of high unmet medical need. Its proprietary pipeline is centered on antibody-drug conjugates (ADCs), led by IPH4502, a differentiated Nectin-4 ADC in clinical development for solid tumors, and supported by a preclinical portfolio of next-generation ADC candidates. In parallel, Innate is advancing two partnered late-stage assets: lacutamab, developed with Sobi for T-cell lymphomas, and monalizumab, developed with AstraZeneca for non-small cell lung cancer.
Innate Pharma is a trusted partner to biopharmaceutical companies such as Sanofi and AstraZeneca, as well as leading research institutions, to accelerate innovation, research and development for the benefit of patients.
Since its creation, the Company has suffered losses due to its research and development ("R&D") activities. The first half of 2026 generated a net loss of 19,623 thousand euros. As of June 30, 2026, shareholders' equity amounted to 40,508 thousand euros. Subject to receiving new milestone payments related to its collaboration agreements, the Company expects to incur additional losses until, if necessary, it can generate significant revenues from its drug candidates in development.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its R&D; (ii) regulatory approval and market acceptance of the Company’s future drug candidates; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new equity instruments and debt financing.
The activity of the Company is not subject to seasonal effects.
As of June 30, 2026, the Company had one wholly owned subsidiary: Innate Pharma, Inc., incorporated under the laws of Delaware in 2009. This subsidiary is fully consolidated.
Innate Pharma is based in Marseille, France and listed on Euronext in Paris and Nasdaq in the United States, and had 120 full time equivalent employees as of June 30, 2026.
Key events for the six-month period ended June 30, 2026
None.